Income tax expense (benefit) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense (benefit) [Abstract]
Current income tax expense	₩ 308,480	₩ 286,375	₩ 829,969
Payment of income tax	538,223	378,715	881,583
Adjustment in respect of prior years due to change in estimate	(176,440)	(195,648)	4,484
Current income tax directly recognized in equity	(53,302)	101,528	(56,098)
Income tax directly adjusted to shareholders' equity (except for accumulated other comprehensive income (loss))	3,432	4,273	5,223
Dividends of hybrid bond	3,432	4,273	5,248
Effect of change in effective tax rate	0	0	(25)
Income tax recognized as other comprehensive income (loss)	(56,733)	97,255	(61,321)
Gain(loss) on valuation of financial assets at fair value through other comprehensive income	(4,217)	35,798	0
Loss on valuation of available-for-sale financial assets	0	0	(2,551)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(15,642)	6,639	(11,016)
Remeasurements of defined benefit obligations	(40,235)	53,703	(80,645)
Investments in associates	4,275	6,592	8,649
Others	(914)	(5,477)	24,242
Effect of change in accounting policy	0	1,780	0
Deferred income tax expense (benefit)	(1,310,783)	(1,112,696)	1,342,855
Generation and realization of temporary differences	(636,984)	(495,658)	1,283,012
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods	(22,469)	(28,509)	44,573
Changes in deferred tax on tax losses carryforwards	(582,011)	(572,305)	0
Tax credit carryforwards	(71,306)	(16,224)	15,270
Amount due to change in tax rate or regulations	1,987	0	0
Income tax expense (benefit)	₩ (1,002,303)	₩ (826,321)	₩ 2,172,824